Document and Entity Information	Oct. 25, 2021
Details
Registrant CIK	0001386049
Document Type	8-K
Document Period End Date	Oct. 25, 2021
Entity File Number	000-52490
Entity Registrant Name	Beyond Commerce, Inc.
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	98-0512515
Entity Address, Address Line One	3773 Howard Hughes Pkwy
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	702
Local Phone Number	675-8022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false